Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net of allowance for credit losses	¥ 2,188,977		¥ 1,800,896		$ 335,475
Cost of products	3,326,243	$ 509,769	2,774,342	¥ 2,034,852
Accounts Receivable [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance for credit losses	533,687		397,999
Cost of Products [Member] | Supplier [Member] | B [Member]
Concentration Risk [Line Items]
Cost of products	1,813,669		1,775,444	1,300,297
Sales Revenue, Net [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance for credit losses	¥ 1,275,875		¥ 879,220	¥ 637,963